Trade and other receivables - non-current	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Trade and other receivables - non-current
Note 1
3
. Trade and other receivables -
non-current

	2023	2022
	A$’000	A$’000

Non-current assets

GBM Agile deposit	—	7,258
Corporate credit card deposit	43	43

	43	7,301

The GBM Agile deposit was advanced to GCAR at the start of the GBM Agile trial, and is refundable if not utilized against trial expenses. The amount will be allocated against expenditure towards the latter end of the trial. Completion of the final analysis is expected in 2H CY2023. The deposit was moved to current for this reporting period.